Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Lease Costs	The components of operating lease costs were as follows:
	Year ended December 31,
	2022	2023

Operating lease cost	$775	$995
Variable lease cost	18	50

Total net lease costs	$793	$1,045

Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
	As of December 31,
	2022	2023

Operating lease ROU assets	$5,810	$8,363
Operating lease liabilities, current	$669	$1,062
Operating lease liabilities, long-term	$4,524	$6,604
Weighted average remaining lease term (in years)	11.5	10.8
Weighted average discount rate	5.1%	5.8%

Schedule of Minimum Lease Payments	Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2023, are as follows:
Operating leases

2024	$1,097
2025	1,040
2026	899
2027	894
2028	900
2029 and thereafter	5,841

Total undiscounted lease payments	10,671

Less: imputed interest	(3,005)

Present value of lease liabilities	$7,666